Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 104.9	$ 111.0
Compensation and employee benefits	186.6	216.3
Deferred rent and interest income	88.9	102.2
Net operating loss, credit and charitable contribution carryforwards	50.1	57.3
Other	6.5	7.9
Gross deferred tax assets	437.0	494.7
Valuation allowance	(13.5)	(16.5)
Deferred tax assets, net of valuation allowance	423.5	478.2
Trademarks and other acquisition related intangibles	(220.6)	(209.4)
Buildings and equipment	(337.1)	(396.1)
Capitalized software and other assets	(28.1)	(26.6)
Other	(22.1)	(8.2)
Gross deferred tax liabilities	(607.9)	(640.3)
Net deferred tax liabilities	$ (184.4)	$ (162.1)